SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Stock Trust, which covers the six-month reporting period from November 1, 1998 through April 30, 1999. The report begins with a discussion by the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is managed to pursue long-term growth through a highly diversified portfolio of high-quality common stocks. On the last day of the reporting period, the portfolio included many well-known names, such as AT&T, Allstate, IBM, Kimberly-Clark, Merck, Texaco, and Wal-Mart.

Over the six-month reporting period, Federated Stock Trust's diversified portfolio produced a total return of 18.22% 1 through $0.18 per share in income dividends and a net asset value increase of $2.40. Total net assets reached $1.8 billion on April 30, 1999.

Thank you for participating in the growth opportunities of high-quality stocks through Federated Stock Trust. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

The six-month reporting period ended April 30, 1999, provided equity investors with another solid period of returns, as evidenced by the Standard & Poor's 500 Index (the "S&P 500") 1 total return of 22.32%. A continued healthy economy, subdued inflation and euphoric investor sentiment drove the market's returns. This investor sentiment allowed the equity markets to absorb a 50 basis point increase in long-term interest rates without any negative consequences. The reporting period started with the continuation of the disturbing trend of narrow market participation and poor breadth. However, at the beginning of April, this trend reversed dramatically as cyclical and value stocks rallied substantially. The market's improved breadth signals that the fears of a global economic recession that haunted the market last summer have gone. This improvement in the relative performance of value stocks, which have lagged growth stocks for some time, is exemplified by the Russell 1000 Value Index,2 which returned 20.02% for the reporting period. Small-capitalization stocks, as measured by the Standard & Poor's 600,3 recorded a positive, but more modest return of 9.03% during the reporting period. The fund returned 18.22%4 for the six months ended April 30, 1999, roughly in line with the Average Growth and Income Fund tracked by Lipper Analytical Services, Inc.5 which returned 18.38%.

For the six-month period, technology stocks led the market while consumer staples, in particular tobacco stocks, and utilities dramatically underperformed the market. Relative to the S&P 500, our performance was negatively impacted by our underweight position in technology, our overweight position in utilities and our overweight position in tobacco stocks. The top performing stocks in the portfolio over the six-month reporting period included Lexmark International Group, First Data Corp., Philips Electronics, Morgan Stanley, Dean Witter and Tricon Global Restaurants, Inc. Lagging stocks included Storage Technology Corp., Philip Morris Cos., Inc., Loews Corp., UST, Inc. and Allstate Corp.

1 The S&P 500 Index is an unmanaged composite index of common stock in industry, transportation, and financial and public utility companies.

Investments cannot be made in an index.

2 The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Investments cannot be made in an index.

3 The S&P 600 Index is an unmanaged capitalization weighted index that measures the performance of selected U.S. stocks with a small market capitalization. Investments cannot be made in an index.

4 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

5 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

Our stock market outlook remains basically unchanged. The market appears overvalued by all traditional measures, but no visible catalyst is positioned to derail this bull movement. Given the recent upswing in interest rates, it is surprising to see the market hold on so strongly. The dividend discount models, maintained by the Federal Reserve Board and leading market strategists, show that the S&P 500 is now more than 20% overvalued given the increase in interest rates. Because of the strength apparent in the economy, the market is betting on continued earnings strength offsetting these higher interest rates. The market's April rotation towards cyclical and small capitalization stocks is both encouraging and frightening. On the plus side, we believe an improvement in market breadth, and the revival of some of the market's worst performing sectors, indicate that the global economy is recovering. As a result, a new overall market base is building from which future market advances can develop. On the negative side, the rotation towards cyclical and small capitalization stocks indicates that low interest rates, which have driven the performance of large growth stocks are no longer accepted as the norm. Thus, one of the market's major underpinnings, low inflation, may be in question. We believe that the valuation disparities between the ultra large growth stocks and the rest of the market, combined with a strong near-term earnings outlook, may fuel a continuation of this rotation. Therefore, we believe that the value investment style should continue its catch-up run.

Portfolio of Investments

APRIL 30, 1999 (UNAUDITED)



SHARES                                                           VALUE

                 COMMON STOCKS-96.2%
                 BASIC MATERIALS-2.8%

       940,800   Archer-Daniels-Midland Co.                      $    14,112,000
       154,000   Dow Chemical Co.                                     20,202,875
     2,287,500   LTV Corp.                                            14,582,812
                 TOTAL                                                48,897,687
                 CAPITAL GOODS-12.4%

       379,900   Allied-Signal, Inc.                                  22,319,125
       520,400   Crown Cork & Seal Co., Inc.                          16,913,000
       347,500   Deere & Co.                                          14,942,500
       471,500   Ingersoll-Rand Co.                                   32,621,906
       260,500   Johnson Controls, Inc.                               19,000,219
       257,500   Koninklijke (Royal) Philips Electronics NV, ADR      21,984,062
       194,700   Northrop Grumman Corp.                               12,448,631
       494,000   Parker-Hannifin Corp.                                23,187,125
       402,900   Tenneco, Inc.                                        10,878,300
       258,972   Tyco International Ltd.                              21,041,475
       431,900   Waste Management, Inc.                               24,402,350
                 TOTAL                                               219,738,693
                 COMMUNICATION SERVICES-4.4%

       391,350   AT&T Corp.                                           19,763,175
       328,800   Bell Atlantic Corp.                                  18,947,100
       259,000   GTE Corp.                                            17,336,812
       403,654   U.S. West, Inc.                                      21,116,150
                 TOTAL                                                77,163,237
                 CONSUMER CYCLICALS-9.2%

       316,000   Block (H&R), Inc.                                    15,207,500
       775,000   Cooper Tire & Rubber Co.                             17,001,562
       633,000   Dillards, Inc., Class A                              17,526,187
       252,500   General Motors Corp.                                 22,456,719
       636,000   Hasbro, Inc.                                         21,703,500
       982,900 1 K Mart Corp.                                         14,620,637

SHARES                                                          VALUE

                 COMMON STOCKS-continued

                 CONSUMER CYCLICALS-CONTINUED

       982,000   News Corp. Ltd., ADR                           $     30,012,375
       527,600   Wal-Mart Stores, Inc.                                24,269,600
                 TOTAL                                               162,798,080
                 CONSUMER STAPLES-9.1%

       433,200   Kimberly-Clark Corp.                                 26,560,575
       561,200 1 King World Productions, Inc.                         19,782,300
       400,200   Philip Morris Cos., Inc.                             14,032,013
       497,100   RJR Nabisco Holdings Corp.                           12,800,325
       554,000   Sara Lee Corp.                                       12,326,500
       332,600 1 Tricon Global Restaurants, Inc.                      21,411,125
       729,500   UST, Inc.                                            20,334,813
       200,400   Unilever N.V., ADR                                   13,013,475
       493,000 1 Viacom, Inc., Class A                                19,997,313
                 TOTAL                                               160,258,439
                 ENERGY-9.0%

       136,900   Atlantic Richfield Co.                               11,491,044
       176,500   Chevron Corp.                                        17,605,875
       815,800   ENSCO International, Inc.                            15,143,288
       238,800   Exxon Corp.                                          19,835,325
       426,800 1 Noble Drilling Corp.                                  8,375,950
       342,800   Royal Dutch Petroleum Co., ADR                       20,118,075
       531,900   Sunoco, Inc.                                         19,015,425
       220,500   Texaco, Inc.                                         13,836,375
       539,500   USX Corp.                                            16,859,375
       410,500   YPF Sociedad Anonima, ADR                            17,241,000
                 TOTAL                                               159,521,732
                 FINANCIALS-18.5%

     1,513,000   ABB AB, ADR                                          21,182,000
       254,000   Allmerica Financial Corp.                            14,557,375
       616,900   Allstate Corp.                                       22,439,737
       284,900   Bank One Corporation                                 16,809,100
       439,530   Bear Stearns Cos., Inc.                              20,493,086
       401,100   CIGNA Corp.                                          34,970,906
       876,800   CIT Group, Inc., Class A                             28,496,000
     1,167,400   Conseco, Inc.                                        36,846,062
SHARES                                                         VALUE
                 COMMON STOCKS-continued

                 FINANCIALS-CONTINUED

       280,800   Hartford Financial Services Group, Inc.        $     16,549,650
       190,400   Lincoln National Corp.                               18,290,300
       265,000   Loews Corp.                                          19,394,688
       263,800   MBIA Insurance Corp.                                 17,740,550
       252,750   Marsh & McLennan Cos., Inc.                          19,351,172
       225,000   Morgan Stanley, Dean Witter & Co.                    22,317,188
       425,500   Washington Mutual, Inc.                              17,498,688
                 TOTAL                                               326,936,502
                 HEALTH CARE-10.1%

       472,000   Abbott Laboratories                                  22,862,500
       262,471   Baxter International, Inc.                           16,535,673
     1,882,100 1 Beverly Enterprises, Inc.                            12,233,650
       474,000   Bristol-Myers Squibb Co.                             30,128,625
     1,318,000 1 HEALTHSOUTH, Corp.                                   17,710,625
       268,200   Merck & Co., Inc.                                    18,841,050
       525,000   Pharmacia & Upjohn, Inc.                             29,400,000
       556,400   United Healthcare Corp.                              31,227,950
                 TOTAL                                               178,940,073
                 TECHNOLOGY-14.3%

        91,600 1 Computer Sciences Corp.                               5,455,925
       228,800   Eastman Kodak Co.                                    17,074,200
       465,000   Electronic Data Systems Corp.                        24,993,750
       721,500   First Data Corp., Class                              30,618,656
       143,700   International Business Machines Corp.                30,060,244
       307,500 1 Lexmark Intl. Group, Class A                         37,976,250
       251,500   Raytheon Co., Class A                                17,400,656
       469,000 1 Seagate Technology, Inc.                             13,073,375
       593,000 1 Storage Technology Corp.                             11,452,313
     1,078,800 1 Sun Microsystems, Inc.                               64,525,725
                 TOTAL                                               252,631,094
                 TRANSPORTATION-1.4%

       377,000   KLM Royal Dutch Airlines, ADR                        11,380,687
       477,000   Ryder Systems, Inc.                                  12,580,875
                 TOTAL                                                23,961,562

SHARES OR

PRINCIPAL

AMOUNT                                                              VALUE

                 COMMON STOCKS-continued

                 UTILITIES-5.0%

       688,000   Entergy Corp.                                      $     21,500,000
       293,000   FPL Group, Inc.                                          16,517,875
       584,000   P G & E Corp.                                            18,140,500
       426,000   Public Service Enterprises Group, Inc.                   17,040,000
       519,500   Reliant Energy, Inc.                                     14,708,344
                 TOTAL                                                    87,906,719
                 TOTAL COMMON STOCKS (IDENTIFIED COST $1,199,172,616)  1,698,753,818

                 REPURCHASE AGREEMENT-4.4%

  $ 77,135,000 2 ABN AMRO, Inc., 4.94%, dated 4/30/1999, due 5/3/1999     77,135,000
                 TOTAL INVESTMENTS (IDENTIFIED COST $1,276,307,615) 3 $ 1,775,888,818


1 Non-income producing security.

2 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

3 The cost of investments for federal tax purposes amounts to $1,276,307,615. The net unrealized appreciation of investments on a federal tax basis amounts to $499,581,203 which comprised $553,745,273 appreciation and $54,164,070 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($1,766,067,452) at April 30, 1999.

The following acronym is used throughout this portfolio:



ADR -American Depositary Receipt



See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at value
(identified and tax cost
$1,276,307,615)                                 $ 1,775,888,818
Income receivable                                     1,472,863
Receivable for shares sold                            1,223,260
TOTAL ASSETS                                      1,778,584,941
LIABILITIES:

Payable for investments
purchased                      $ 10,730,096
Payable for shares
redeemed                            212,978
Payable to Bank                   1,189,675
Payable for taxes withheld           13,831
Accrued expenses                    370,909
TOTAL LIABILITIES                                    12,517,489
Net assets for 43,636,335
shares outstanding                              $ 1,766,067,452
NET ASSETS CONSIST OF:

Paid in capital                                 $ 1,198,005,583
Net unrealized
appreciation of
investments                                         499,581,203
Accumulated net realized
gain on investments                                  67,742,669
Undistributed net
investment income                                       737,997
TOTAL NET ASSETS                                $ 1,766,067,452
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$1,766,067,452 /
43,636,335 shares
outstanding                                              $40.47


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Dividends (net of foreign
taxes withheld of
$128,409)                                        $  14,048,457
Interest                                               505,306
TOTAL INCOME                                        14,553,763
EXPENSES:

Investment advisory fee        $ 5,136,143
Administrative personnel
and services fee                   577,843
Custodian fees                      36,427
Transfer and dividend
disbursing agent fees and
expenses                           317,326
Directors'/Trustees' fees            9,104
Auditing fees                        7,445
Legal fees                           3,038
Portfolio accounting fees           81,388
Shareholder services fee         1,915,924
Share registration costs            32,052
Printing and postage                17,106
Insurance premiums                   4,130
Miscellaneous                        9,775
TOTAL EXPENSES                   8,147,701
WAIVERS:
Waiver of shareholder
services fee                      (809,287)
Net expenses                                         7,338,414
Net investment income                                7,215,349
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investments                                         67,771,875
Net change in unrealized
appreciation of
investments                                        191,995,248
Net realized and
unrealized gain on
investments                                        259,767,123
Change in net assets
resulting from operations                        $ 266,982,472


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                              SIX MONTHS
                              ENDED                  YEAR
                              (unaudited)            ENDED
                              APRIL 30,              OCTOBER 31,
                              1999                   1998

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $      7,215,349       $     13,484,228
Net realized gain on
investments ($67,771,875
and $148,479,604
respectively, as computed
for federal tax purposes)             67,771,875            148,484,465
Net change in unrealized
appreciation                         191,995,248             34,385,883
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS            266,982,472            196,354,576
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net

investment income                     (7,574,605)           (12,886,475)
Distributions from net

realized gains                      (148,430,859)          (216,135,366)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (156,005,464)          (229,021,841)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                               350,202,844            632,560,746
Net asset value of shares
issued to shareholders in
payment of
distributions declared               107,472,925            143,104,220
Cost of shares redeemed             (251,404,724)          (468,196,162)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         206,271,045            307,468,804
Change in net assets                 317,248,053            274,801,539
NET ASSETS:

Beginning of period                1,448,819,399          1,174,017,860
End of period (including
undistributed net
investment income of
$737,997 and $1,097,253,

respectively)                   $  1,776,067,452       $  1,448,819,399


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                   SIX MONTHS

                                      ENDED

                                   (unaudited)

                                                       APRIL 30,                 YEAR ENDED OCTOBER 31,
                                                       1999       1998       1997       1996       1995       1994

NET ASSET VALUE, BEGINNING
OF PERIOD                                              $38.07     $39.90     $34.38     $30.66     $26.33     $26.40
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                    0.17       0.37       0.36       0.53       0.47       0.46
Net realized and unrealized gain on investments          6.30       5.38       9.54       5.84       5.04       0.68
TOTAL FROM INVESTMENT OPERATIONS                         6.47       5.75       9.90       6.37       5.51       1.14
LESS DISTRIBUTIONS:

Distributions from net

investment income                                       (0.18)     (0.36)     (0.38)     (0.51)     (0.49)     (0.43)
Distributions from net realized gain on investments     (3.89)     (7.22)     (4.00)     (2.14)     (0.69)     (0.78)
TOTAL DISTRIBUTIONS                                     (4.07)     (7.58)     (4.38)     (2.65)     (1.18)     (1.21)
NET ASSET VALUE, END OF PERIOD                         $40.47     $38.07     $39.90     $34.38     $30.66     $26.33
TOTAL RETURN 1                                          18.22%     16.40%     32.27%     22.08%     21.98%      4.55%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                                               1.07%3     1.07%      1.12%      1.14%      1.16%      0.97%
Net investment income 2                                  0.83%3     0.87%      0.86%      1.49%      1.56%      1.81%
Expenses (after waivers)                                 0.96%3     0.96%      0.99%      0.99%      1.01%      0.97%
Net investment income
(after waivers)                                          0.94%3     0.98%      0.99%      1.64%      1.71%      1.81%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                                     $1,766,067  $1,448,819  $1,174,018   $830,545   $632,069   $600,664
Portfolio turnover                                         12%        41%        71%        55%        42%         28%


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999 (UNAUDITED)

ORGANIZATION

Federated Stock Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Trust is to provide growth of income and capital by investing principally in a professionally management and diversified portfolio of common stock of high-quality companies.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



                              SIX  MONTHS     YEAR
                              ENDED           ENDED
                              APRIL 30,       OCTOBER 31,
                              1999            1998

Shares sold                     9,331,544       16,935,050
Shares issued to
shareholders in payment of
distributions declared          2,943,327        4,119,701
Shares redeemed                (6,698,120)  (12,419,564)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS              5,576,751        8,635,187


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed 1% of average daily net assets of the Trust.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended April 30, 1999, the Trust shares did not incur a shareholder services fee. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the reporting period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:



Purchases     $ 190,621,224
Sales         $ 178,424,617


YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

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 Federated

 World-Class Investment Manager

 SEMI-ANNUAL REPORT

Federated Stock Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

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 Federated

 Federated Stock Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 313900102

8083101 (6/99)

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